Restricted cash and cash and bank balances - Denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	¥ 39,289	¥ 53,096
RMB
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	31,021	33,478
US dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	7,125	18,199
Hong Kong dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	6	567
Singapore dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	¥ 1,137	¥ 852